Segment disclosure	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment disclosure	Segment disclosure
ASML has one reportable segment, since we are a holistic lithography solution provider, for the development, production, marketing, sales, upgrading and servicing of advanced semiconductor equipment systems, consisting of lithography, metrology and inspection systems. The Chief Operating Decision Maker regularly sets and monitors goals and boundaries on a consolidated basis to make decisions about resource allocation and assess performance.
Management reporting includes net system sales figures of new and used systems, sales per technology and sales per end-use. For sales per technology and end-use, see Note 2 Revenue from contracts with customers.
Net system sales for new and used systems were as follows:

Year ended December 31 (€, in millions)	2021	2022	2023
New systems	13,446.1	15,152.3	21,622.4
Used systems	206.7	278.0	316.2
Net system sales	13,652.8	15,430.3	21,938.6
For geographical reporting, total net sales are attributed to the geographic location in which the customers’ facilities are located. Long-lived assets are attributed to the geographic location in which these assets are located. Total net sales and long-lived assets by geographic region were as follows:

Year ended December 31 (€, in millions)	Total net sales	Long-lived assets
2023
Japan	613.6	10.4
South Korea	6,949.2	148.1
Singapore	282.1	5.0
Taiwan	8,074.6	354.5
China	7,251.8	48.6
Rest of Asia	3.9	0.2
Netherlands	25.1	3,783.6
EMEA	1,206.8	314.5
United States	3,151.4	1,134.9
Total	27,558.5	5,799.8

Year ended December 31 (€, in millions)	Total net sales	Long-lived assets

2022
Japan	1,008.6	7.9
South Korea	6,045.6	85.4
Singapore	475.5	5.5
Taiwan	8,095.5	216.3
China	2,916.0	40.8
Rest of Asia	7.2	0.2
Netherlands	9.2	2,748.5
EMEA	624.5	228.5
United States	1,991.3	803.8
Total	21,173.4	4,136.9

2021
Japan	459.3	5.5
South Korea	6,223.0	61.2
Singapore	126.2	7.3
Taiwan	7,327.9	163.6
China	2,740.8	17.0
Rest of Asia	1.8	0.2
Netherlands	14.2	2,048.1
EMEA	134.6	124.0
United States	1,583.2	555.8
Total	18,611.0	2,982.7
In 2023, 2 customers exceed more than 10% of total net sales, totaling €14.9 billion, or 53.9%, of total net sales. In
2022 and 2021, 2 customers exceeded more than 10% of total net sales, in 2022 totaling €11.8 billion, or 55.8%
(2021: €12.5 billion, or 67.2%). Our three largest customers (based on total net sales) accounted for €3.7 billion, or
64.4%, of accounts receivable and finance receivables at December 31, 2023, compared with €5.3 billion, or 78.6%, at December 31, 2022 and €3.9 billion, or 83.7%, at December 31, 2021.
The increase in total net sales of €6.4 billion, or 30.2%, to €27.6 billion in 2023, from €21.2 billion in 2022 is driven by higher sales volumes for NXE and DUV immersion systems, a catch-up in the backlog of orders from Chinese customers and the timing of revenue recognition for DUV immersion fast shipments. For 2023 DUV immersion fast shipments, customer acceptance after FAT is considered to be proven for established technologies with a history of successful customer acceptances after the SAT. Transfer of control and recognition of revenue related to these systems has occurred upon delivery of the systems.
The decrease in net service and field option sales is mainly driven by lower field upgrade sales due to lower lithography tool utilization levels and customers delaying productivity enhancement packages, partially offset by higher service sales, which has benefited from a growing installed base.
The Logic sector continued to be strong in 2023 and was the largest consumer of our most advanced EUV systems.
Revenue growth in the Memory market was less pronounced in 2023, stemming from historically low lithography tool utilization levels. China saw the largest geographic sales growth in support of expanding capacity to meet worldwide demand and a catch-up in backlog of orders that were previously unfulfilled due to supply constraints.
The increase in non-current assets in the Netherlands during 2023 is primarily related to the construction of ASML's logistics facility, the High NA factory and office space at our headquarters in Veldhoven, in order to support our continued growth.